RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Jun. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Nov. 13, 2024
RELATED PARTY TRANSACTIONS
Awards to purchase		2,266
Exercise price		$ 1
Repurchase amount		$ 150,000,000
L Catterton | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Repurchase shares				2,350,000
Repurchase amount				$ 100,000
Share price				$ 42.501
Related party | Incentive Plan
RELATED PARTY TRANSACTIONS
Incentive plan expense		$ 5,600,000	$ 5,034,000
Co-founder and Chief Executive Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Awards to purchase	2,327,428
Exercise price	$ 27.74